Note 8 - Disclosure of Financial Instruments and Risk Management - Changes in Level 3 Items (Details) - Level 3 of fair value hierarchy [member] - Convertible debentures (embedded derivatives) [member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance	€ 0	€ 0
Additions (convertible debentures issued)	6,336	0
Conversion in equity (capital and other reserves)	(50)	0
Fair value changes presented in profit or loss (interest and similar income)	(645)	0
Income from currency revaluation (interest and similar income)	(66)	0
Balance	€ 5,575	€ 0